Commitments, Contingencies and Guarantees - Additional Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Expense on operating lease payments	€ 42.0	€ 41.6	€ 40.6